Accounts Payable	12 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Accounts Payable

NOTE 4 – ACCOUNTS PAYABLE

The Company had a judgment filed against them on July 23, 2012 by George Sharp in the amount of $57,450. This complaint was filed in Superior Court of California, County of San Diego on December 22, 2015. The judgment amount added accrued interest of $28,049 on January 5, 2021 increasing the total liability to $85,499 and then the final judgement on June 9, 2021 was increased again by $3,631 to a final figure of $89,130. All other liabilities were canceled by the court.